Attributable to non-controlling interests	12 Months Ended
Dec. 31, 2018
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Attributable to non-controlling interests

D.16. Attributable to non-controlling interests

Non-controlling interests did not represent a material component of Sanofi’s consolidated financial statements in the years ended December 31, 2018, 2017 and 2016.